Segment Reporting (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Segment Reporting [Abstract]
Number of operating segment	1
Revenue of included in development service	$ 6,299,982	$ 1,554,428